FT Vest U.S. Equity Max Buffer ETF - March (MARM)
Portfolio of Investments
August 31, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,581,142	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$1,581,142
	(Cost $1,581,142)
	Total Investments — 0.8%	1,581,142
	(Cost $1,581,142)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.5%
	Call Options Purchased — 102.7%
3,752	SPDR® S&P 500® ETF Trust	$211,492,736	$5.19	03/21/25	208,166,701
	(Cost $190,861,248)
	Put Options Purchased — 1.8%
3,752	SPDR® S&P 500® ETF Trust	211,492,736	518.81	03/21/25	3,528,906
	(Cost $9,084,398)
	Total Purchased Options				211,695,607
	(Cost $199,945,646)
WRITTEN OPTIONS — (5.2)%
	Call Options Written — (5.2)%
(3,752)	SPDR® S&P 500® ETF Trust	(211,492,736)	566.70	03/21/25	(10,439,753)
	(Premiums received $5,667,925)
	Net Other Assets and Liabilities — (0.1)%				(196,694)
	Net Assets — 100.0%				$202,640,302

(a)	Rate shown reflects yield as of August 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,581,142	$1,581,142	$—	$—
Purchased Options	211,695,607	—	211,695,607	—
Total	$213,276,749	$1,581,142	$211,695,607	$—

LIABILITIES TABLE
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,439,753)	$—	$(10,439,753)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)
Portfolio of Investments
August 31, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.5%
	Call Options Purchased — 99.1%
1,456	Invesco® S&P 500® Equal Weight ETF	$25,606,672	$1.66	06/20/25	$25,069,335
	(Cost $23,817,589)
	Put Options Purchased — 2.4%
1,456	Invesco® S&P 500® Equal Weight ETF	25,606,672	165.59	06/20/25	606,701
	(Cost $982,413)
	Total Purchased Options				25,676,036
	(Cost $24,800,002)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (1.3)%
(1,456)	Invesco® S&P 500® Equal Weight ETF	(25,606,672)	197.10	06/20/25	(337,748)
	(Premiums received $230,883)
	Put Options Written — (1.2)%
(1,456)	Invesco® S&P 500® Equal Weight ETF	(25,606,672)	149.03	06/20/25	(304,028)
	(Premiums received $423,252)
	Total Written Options				(641,776)
	(Premiums received $654,135)
	Net Other Assets and Liabilities — 1.0%				250,642
	Net Assets — 100.0%				$25,284,902

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$25,676,036	$—	$25,676,036	$—

LIABILITIES TABLE
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(641,776)	$—	$(641,776)	$—

FT Vest U.S. Equity Max Buffer ETF - June (JUNM)
Portfolio of Investments
August 31, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.8%
	Call Options Purchased — 99.7%
1,764	SPDR® S&P 500® ETF Trust	$99,433,152	$5.43	06/20/25	$97,699,122
	(Cost $94,760,860)
	Put Options Purchased — 3.1%
1,764	SPDR® S&P 500® ETF Trust	99,433,152	544.49	06/20/25	3,081,126
	(Cost $3,916,625)
	Total Purchased Options				100,780,248
	(Cost $98,677,485)
WRITTEN OPTIONS — (3.7)%
	Call Options Written — (3.7)%
(1,764)	SPDR® S&P 500® ETF Trust	(99,433,152)	593.95	06/20/25	(3,585,577)
	(Premiums received $3,271,430)
	Net Other Assets and Liabilities — 0.9%				854,351
	Net Assets — 100.0%				$98,049,022

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$100,780,248	$—	$100,780,248	$—

LIABILITIES TABLE
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,585,577)	$—	$(3,585,577)	$—

FT Vest U.S. Equity Max Buffer ETF - July (JULM)
Portfolio of Investments
August 31, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.8%
	Call Options Purchased — 100.6%
364	SPDR® S&P 500® ETF Trust	$20,517,952	$5.39	07/18/25	$20,172,057
	(Cost $19,461,529)
	Put Options Purchased — 3.2%
364	SPDR® S&P 500® ETF Trust	20,517,952	541.21	07/18/25	646,246
	(Cost $883,921)
	Total Purchased Options				20,818,303
	(Cost $20,345,450)
WRITTEN OPTIONS — (4.8)%
	Call Options Written — (4.8)%
(364)	SPDR® S&P 500® ETF Trust	(20,517,952)	586.96	07/18/25	(965,426)
	(Premiums received $748,430)
	Net Other Assets and Liabilities — 1.0%				192,927
	Net Assets — 100.0%				$20,045,804

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$20,818,303	$—	$20,818,303	$—

LIABILITIES TABLE
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(965,426)	$—	$(965,426)	$—

FT Vest U.S. Equity Max Buffer ETF - August (AUGM)
Portfolio of Investments
August 31, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.1%
	Call Options Purchased — 99.2%
280	SPDR® S&P 500® ETF Trust	$15,783,040	$5.52	08/15/25	$15,519,852
	(Cost $15,318,029)
	Put Options Purchased — 3.9%
280	SPDR® S&P 500® ETF Trust	15,783,040	554.29	08/15/25	608,633
	(Cost $704,647)
	Total Purchased Options				16,128,485
	(Cost $16,022,676)
WRITTEN OPTIONS — (4.1)%
	Call Options Written — (4.1)%
(280)	SPDR® S&P 500® ETF Trust	(15,783,040)	598.77	08/15/25	(637,230)
	(Premiums received $597,490)
	Net Other Assets and Liabilities — 1.0%				160,757
	Net Assets — 100.0%				$15,652,012

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$16,128,485	$—	$16,128,485	$—

LIABILITIES TABLE
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(637,230)	$—	$(637,230)	$—

First Trust Exchange-Traded Fund VIII
Additional Information
August 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.